SHAREHOLDER LETTER



Dear Shareholder:

We are pleased to bring you this semiannual report for the Franklin Templeton Fund Allocator Series (Conservative Target Fund, Moderate Target Fund, and Growth Target Fund) for the year ended January 31, 2000.

ECONOMIC OVERVIEW
During the reporting period, the U.S. economy barreled forward as consumer confidence rose and the unemployment rate continued its downward trend. In an effort to cool off the economy and ward off possible future inflation, the Federal Reserve Board (the Fed) raised interest rates in two separate 0.25% moves in late 1999. The 30-year Treasury bond yield increased from 6.11% at the beginning of the period to 6.49% at the end.

Despite the increase in short-term rates, domestic stock markets continued to rise. During the six months under review, the Dow Jones(R) Industrial Average was up 2.73%, the Standard & Poor's 500(R) (S&P 500(R)) Index rose 5.60%, and the technology-laden Nasdaq(R) Index returned an astounding 49.47%.

The bond market, however, presented a different picture. Unlike the equity markets, broad-based domestic fixed income indexes were adversely affected by steadily increasing interest rates, and the Lehman Brothers Aggregate Index posted a return of only 0.66% for the six months under review.


CONTENTS


Shareholder Letter ..............    1

Fund Reports

 Franklin Templeton
 Conservative Target Fund .......    4

 Franklin Templeton
 Moderate Target Fund ...........    8

 Franklin Templeton
 Growth Target Fund .............   12

Financial Highlights &
Statement of Investments ........   16

Financial Statements ............   25

Notes to
Financial Statements ............   29


[PYRAMID GRAPHIC]

Elsewhere, many European economies started to improve, a number of Asian countries rebounded from recent economic crises, and most Latin American economies enjoyed an upswing due to increasing commodity prices. European, Pacific Rim and Latin American equity markets generally delivered attractive results. Returns for many non-Latin American stock markets exceeded 15% for the six months under review, while the Morgan Stanley Capital International (MSCI) Latin America Index increased 35.85% during the same period.

Within this environment, the three Target Funds, due largely to their exposure to Franklin Small Cap Growth Fund, Franklin Aggressive Growth Fund, and Mutual European Fund, significantly outperformed their benchmark equity indexes, the MSCI Europe, Australasia, Far East Index and S&P 500 Index.

INVESTMENT STRATEGY
Since the end of April 1999, we have maintained consistent exposure to the three broad asset classes in which the funds invest (equity, fixed income, and cash and equivalents) and focused on actively managing the selection of the underlying funds. For your reference, the following asset class allocations are prescribed for each Target Fund:

                              CASH & EQUIVALENTS     EQUITY      FIXED INCOME
-----------------------------------------------------------------------------
Conservative Target Fund              20%              40%           40%

Moderate Target Fund                  10%              55%           35%

Growth Target Fund                     5%              80%           15%

Whenever possible, we will attempt to hold the same Franklin Templeton funds in each of the three Target Fund's portfolios. However, underlying Franklin Templeton fund weightings will differ based on each Target Fund's risk level. The broad equity allocation of all three Target Funds will generally be diversified across investment styles, market capitalization sizes, and countries of origin.

Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency and relative predictability of the Target Funds' total returns. We also have improved our ability to determine and interpret the source of the returns. Looking forward, we expect our portfolio management discipline will generate consistent and proportionate investment results.

At the same time, security prices are always subject to volatility. Since no one can predict exactly how financial markets will perform, and bad years can be mixed with good, we believe it is important for investors to exercise patience and focus on their long-term investment goals, rather than on short-term market movements.

We appreciate your continued participation in the Funds and look forward to facilitating the fulfillment of your financial goals.

Sincerely,


/s/ Mark Boyadjian
--------------------------
Mark Boyadjian, CFA
Portfolio Manager
Franklin Templeton Fund Allocator Series

Effective February 1, 2000, T. Anthony Coffey assumed portfolio management responsibilities for the Franklin Templeton Fund Allocator Series. Mr. Coffey received a bachelor of arts degree in applied mathematics and economics from Harvard University and an MBA from the University of California at Los Angeles. He is a Chartered Financial Analyst (CFA) and a member of the Security Analysts of San Francisco and the Association for Investment Management and Research
(AIMR). Prior to joining Franklin, Mr. Coffey was an associate for Analysis Group, Inc., an economic consulting firm specializing in the use of economic analysis for litigation.


FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND


Your Fund's Goal: Franklin Templeton Conservative Target Fund seeks the highest level of long-term total return achievable at a lower level of risk.


[ASSET ALLOCATION PIE CHART]
Asset Allocation
Franklin Templeton Conservative Target Fund
Based on Total Net Assets
1/31/00

Fixed Income
37.8%

Domestic Equity
25.4%

Foreign Equity
14.3%

Cash &
Equivalents 22.5%


During the six months under review, Franklin Templeton Conservative Target Fund
- Class A provided a +15.00% cumulative total return, as shown in the Performance Summary on page 6. This performance can be attributed largely to maintaining a static allocation among equities, fixed-income securities, and cash and equivalents and by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Conservative Target Fund's domestic equity exposure was 64% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization size and investment style, and on January 31, 2000, we held shares in large-, mid-, and small-capitalization equity funds, representing both value and growth styles. Franklin Aggressive Growth Fund, representing 9.0% of the fund's total net assets, was our largest equity fund weighting.

All portfolio holdings mentioned in the report are listed by their complete legal titles in the Fund's Statement of Investments (SOI), a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 18.

During the reporting period, we modified the fixed-income portion of the portfolio to emphasize Franklin's AGE High Income Fund in an effort to increase the Fund's income-producing potential. The remaining fixed-income holdings were represented by shares in Franklin Strategic Income Fund and Franklin Bond Fund.

Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, by carefully allocating the Fund's assets to both domestic and foreign equity fund holdings and varying capitalization sizes and investment styles, we hope to decrease the volatility of its return.

TOP 5 FUND HOLDINGS
Franklin Templeton
Conservative Target Fund
1/31/00

                             % OF TOTAL
FUND                         NET ASSETS
---------------------------------------

Franklin Institutional
Fiduciary Trust
Money Market Portfolio          23.0%

Franklin's AGE
High Income Fund                18.4%

Franklin Strategic
Income Fund                      9.8%

Franklin Bond Fund               9.6%

Franklin Aggressive
Growth Fund                      9.0%

FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND


SIX-MONTH PERFORMANCE SUMMARY AS OF 1/31/00

Six-month total return does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

Past expense reductions by the Fund's manager increased the Fund's total returns.

CLASS A
Six-Month Total Return            +15.00%
Net Asset Value (NAV)             (1/31/00) $11.92            (7/31/99) $10.73
Change in NAV                     +$1.19
Distributions (7/31/99-1/31/00)   Dividend Income              $0.3448
                                  Short-Term Capital Gain      $0.0187
                                  Long-Term Capital Gain       $0.0413
                                  ------------------------------------
                                  Total                        $0.4048
CLASS C
Six-Month Total Return            +14.53%
Net Asset Value (NAV)             (1/31/00) $11.83            (7/31/99) $10.65
Change in NAV                     +$1.18
Distributions (7/31/99-1/31/00)   Dividend Income              $0.2963
                                  Short-Term Capital Gain      $0.0187
                                  Long-Term Capital Gain       $0.0413
                                  ------------------------------------
                                  Total                        $0.3563



             Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF QUARTER ENDED 12/31/99

                                                                INCEPTION
CLASS A                                 1-YEAR     3-YEAR      (12/31/96)
-------------------------------------------------------------------------

Cumulative Total Return(1)              +20.28%    +38.15%       +38.15%

Average Annual Total Return(2)          +13.35%    +9.20%        + 9.20%

Value of $10,000 Investment(3)         $11,335   $13,021        $13,021

                                                                INCEPTION
CLASS C                                 1-YEAR     3-YEAR      (12/31/96)
-------------------------------------------------------------------------

Cumulative Total Return(1)              +19.40%    +34.72%       +34.72%

Average Annual Total Return(2)          +17.17%    +10.08%       +10.08%

Value of $10,000 Investment(3)         $11,717    $13,338       $13,338


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, please see "Prices and Performance" at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.

FRANKLIN TEMPLETON
MODERATE TARGET FUND


Your Fund's Goal: Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return achievable at an intermediate level of risk.


ASSET ALLOCATION
Franklin Templeton Moderate Target Fund
Based on Total Net Assets
1/31/00

       -- Domestic Equity
          34.9%

       -- Fixed Income
          32.5%

       -- Foreign Equity
          18.5%

       -- Cash & Equivalents
          14.1%


During the six months under review, Franklin Templeton Moderate Target Fund - Class A provided a +20.61% cumulative total return, as shown in the Performance Summary on page 10. This performance can be attributed largely to maintaining a static allocation among equities, fixed-income securities, and cash and equivalents and by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Moderate Target Fund's domestic equity exposure was 65% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization size and investment style, and on January 31, 2000, we held shares in large-, mid-, and small-capitalization equity funds, representing both value and growth styles. Franklin Small Cap Growth Fund, representing 12.8% of the Fund's total net assets, was our largest equity fund weighting.


All portfolio holdings mentioned in the report are listed by their complete legal titles in the Fund's Statement of Investments (SOI), a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 21.


During the reporting period, we modified the fixed-income portion of the portfolio to emphasize Franklin's AGE High Income Fund in an effort to increase the Fund's income-producing potential. The remaining fixed-income holdings were represented by shares in Franklin Strategic Income Fund and Franklin Bond Fund.

Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, by carefully allocating the Fund's assets to both domestic and foreign equity fund holdings and varying capitalization sizes and investment styles, we hope to decrease the volatility of its return.

TOP 5 FUND HOLDINGS
Franklin Templeton
Moderate Target Fund
1/31/00

                               % OF TOTAL
FUND                           NET ASSETS
-----------------------------------------

Franklin's AGE
High Income Fund                 16.6%

Franklin Institutional
Fiduciary Trust
Money Market Portfolio           15.4%

Franklin Small Cap
Growth Fund                      12.8%

Franklin Aggressive
Growth Fund                      12.8%

Templeton
Latin America Fund                9.2%


FRANKLIN TEMPLETON
MODERATE TARGET FUND

SIX-MONTH PERFORMANCE SUMMARY AS OF 1/31/00

Six-month total return does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

Past expense reductions by the Fund's manager increased the Fund's total returns.

CLASS A
Six-Month Total Return                +20.61%
Net Asset Value (NAV)                 (1/31/00) $12.24      (7/31/99)   $10.44
Change in NAV                         +$1.80
Distributions (7/31/99-1/31/00)       Dividend Income        $0.3341

CLASS C
Six-Month Total Return                +20.16%
Net Asset Value (NAV)                 (1/31/00) $12.09      (7/31/99)   $10.31
Change in NAV                         +$1.78
Distributions (7/31/99-1/31/00)       Dividend Income        $0.2859



          Past performance does not guarantee future results.


ADDITIONAL PERFORMANCE
AS OF QUARTER ENDED 12/31/99


                                                                  INCEPTION
CLASS A                                  1-YEAR      3-YEAR      (12/31/96)
----------------------------------------------------------------------------

Cumulative Total Return(1)               +27.25%     +45.64%       +45.64%

Average Annual Total Return(2)           +19.88%     +11.14%       +11.14%

Value of $10,000 Investment(3)          $11,988     $13,727       $13,727

                                                                  INCEPTION
CLASS C                                  1-YEAR      3-YEAR      (12/31/96)
----------------------------------------------------------------------------

Cumulative Total Return(1)              +26.30%     +41.48%        +41.48%

Average Annual Total Return(2)          +24.06%     +11.89%        +11.89%

Value of $10,000 Investment(3)         $12,406     $14,008        $14,008


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, please see "Prices and Performance" at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.

FRANKLIN TEMPLETON
GROWTH TARGET FUND

Your Fund's Goal: Franklin Templeton Growth Target Fund seeks the highest level of long-term total return achievable at a higher level of risk.

Asset Allocation
Franklin Templeton Growth Target Fund
Based on Total Net Assets


Domestic Equity             55.8%
Foreign Equity              23.8%
Fixed Income                11.8%
Cash & Equivalents           8.6%


During the six months under review, Franklin Templeton Growth Target Fund - Class A provided a +29.74% cumulative total return, as shown in the Performance Summary on page 14. This performance can be attributed largely to maintaining a static allocation among equities, fixed-income securities, and cash and equivalents and by the actual performance of the selected underlying funds.

At the end of the reporting period, Franklin Templeton Growth Target Fund's domestic equity exposure was 70% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization size and investment style, and on January 31, 2000, we held shares in large-, mid-, and small-capitalization equity funds, representing both value and growth styles. Franklin Aggressive Growth Fund, representing 19.7% of the Fund's total net assets, was our largest fund weighting.

All portfolio holdings mentioned in the report are listed by their complete legal titles in the Fund's Statement of Investments (SOI), a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount. The SOI begins on page 24.

During the reporting period, we modified the fixed-income portion of the portfolio to emphasize Franklin's AGE High Income Fund in an effort to increase the Fund's income-producing potential. The remaining fixed-income holdings were represented by shares in Franklin Bond Fund and Franklin Strategic Income Fund.

Looking forward, we believe that the Fund will continue to benefit from our careful analysis and selection of underlying funds, while maintaining the same relative allocation among the three primary asset classes. Additionally, by carefully allocating the Fund's assets to both domestic and foreign equity fund holdings and varying capitalization sizes and investment styles, we hope to decrease the volatility of its return.

TOP 5 FUND HOLDINGS
Franklin Templeton
Growth Target Fund
1/31/00

                             % OF TOTAL
FUND                         NET ASSETS
---------------------------------------

Franklin Aggressive
Growth Fund                     19.7%

Franklin Small Cap
Growth Fund                     18.8%

Templeton
Latin America Fund              11.8%

Franklin Institutional
Fiduciary Trust
Money Market Portfolio           9.5%

Mutual European Fund             9.0%



FRANKLIN TEMPLETON GROWTH TARGET FUND

SIX-MONTH PERFORMANCE SUMMARY AS OF 1/31/00

Six-month total return does not include sales charges. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to August 3, 1998, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS C: Subject to 1% initial sales charge and 1% contingent deferred sales charge for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

Past expense reductions by the Fund's manager increased the Fund's total returns.


CLASS A
Six-Month Total Return               +29.74%
Net Asset Value (NAV)                (1/31/00) $13.62        (7/31/99)   $11.01
Change in NAV                        +$2.61
Distributions (7/31/99-1/31/00)      Dividend Income          $0.3472
                                     Long-Term Capital Gain   $0.2876
                                     --------------------------------
                                     Total                    $0.6348
CLASS C
Six-Month Total Return               +29.40%
Net Asset Value (NAV)                (1/31/00) $13.57        (7/31/99)   $10.92
Change in NAV                        +$2.65
Distributions (7/31/99-1/31/00)      Dividend Income          $0.2602
                                     Long-Term Capital Gain   $0.2876
                                     --------------------------------
                                     Total                    $0.5478


              Past performance does not guarantee future results.

ADDITIONAL PERFORMANCE
AS OF QUARTER ENDED 12/31/99


                                                                INCEPTION
CLASS A                                1-YEAR      3-YEAR      (12/31/96)
-------------------------------------------------------------------------

Cumulative Total Return(1)             +41.17%     +59.42%       +59.42%

Average Annual Total Return(2)         +33.02%     +14.54%       +14.54%

Value of $10,000 Investment(3)        $13,302     $15,025       $15,025



                                                                INCEPTION
CLASS C                                1-YEAR      3-YEAR      (12/31/96)
-------------------------------------------------------------------------

Cumulative Total Return(1)            +40.06%      +56.16%       +56.16%

Average Annual Total Return(2)        +37.72%      +15.63%       +15.63%

Value of $10,000 Investment(3)       $13,772      $15,462       $15,462


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, please see "Prices and Performance" at www.franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.


Past performance does not guarantee future results.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                                                     CLASS A
                                                       --------------------------------------------------------------
                                                        SIX MONTHS ENDED
                                                       JANUARY 31, 2000(d)              YEAR ENDED JULY 31,
                                                          (UNAUDITED)          1999(d)           1998           1997(c)
                                                       --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............      $  10.73          $  11.00          $ 10.87          $10.00
                                                       --------------------------------------------------------------
Income from investment operations:
 Net investment income .............................           .32               .41              .39             .12
 Net realized and unrealized gains (losses) ........          1.27              (.08)             .18             .80
                                                       --------------------------------------------------------------
Total from investment operations ...................          1.59               .33              .57             .92
                                                       --------------------------------------------------------------
Less distributions from:
 Net investment income .............................          (.34)             (.41)            (.38)           (.05)
 Net realized gains ................................          (.06)             (.19)            (.06)             --
                                                       --------------------------------------------------------------
Total distributions ................................          (.40)             (.60)            (.44)           (.05)
                                                       --------------------------------------------------------------
Net asset value, end of period .....................      $  11.92          $  10.73          $ 11.00          $10.87
                                                       ==============================================================
Total return(a) ....................................         15.00%             3.23%            5.41%           9.21%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................      $ 15,737          $ 14,850          $11,637          $1,609
Ratios to average net assets:
 Expenses ..........................................           .76%(b)           .75%             .76%            .59%(b)
 Expenses excluding waiver and payments
  by affiliate .....................................           .78%(b)           .83%            1.07%           3.64%(b)
 Net investment income .............................          5.70%(b)          3.83%            3.88%           3.93%(b)
Portfolio turnover rate ............................         52.24%           218.87%          141.96%          33.30%


(a) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.
(b)  Annualized.
(c)  For the period December 31, 1996 (effective date) to July 31, 1997.
(d)  Based on average shares outstanding.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)


FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONT.)

                                                                                    CLASS C
                                                       ---------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                       JANUARY 31, 2000(d)             YEAR ENDED JULY 31,
                                                          (UNAUDITED)         1999(d)           1998            1997(c)
                                                       ---------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............      $  10.65          $ 10.92          $ 10.81          $10.00
                                                       ---------------------------------------------------------------
Income from investment operations:
 Net investment income .............................           .28              .33              .33             .10
 Net realized and unrealized gains (losses) ........          1.26             (.08)             .15             .75
                                                       ---------------------------------------------------------------
Total from investment operations ...................          1.54              .25              .48             .85
                                                       ---------------------------------------------------------------
Less distributions from:
 Net investment income .............................          (.30)            (.33)            (.31)           (.04)
 Net realized gains ................................          (.06)            (.19)            (.06)             --
                                                       ---------------------------------------------------------------
Total distributions ................................          (.36)            (.52)            (.37)           (.04)
                                                       ---------------------------------------------------------------
Net asset value, end of period .....................      $  11.83          $ 10.65          $ 10.92          $10.81
                                                       ===============================================================
Total return(a) ....................................         14.53%            2.49%            4.56%           8.48%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................      $ 11,278          $10,611          $10,218          $3,010
Ratios to average net assets:
 Expenses ..........................................          1.52%(b)         1.50%            1.50%           1.48%(b)
 Expenses excluding waiver and payments by affiliate          1.54%(b)         1.58%            1.81%           4.53%(b)
 Net investment income .............................          4.96%(b)         3.13%            3.27%           3.04%(b)
Portfolio turnover rate ............................         52.24%          218.87%          141.96%          33.30%

(a) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.
(b)  Annualized.
(c)  For the period December 31, 1996 (effective date) to July 31, 1997.
(d)  Based on average shares outstanding.


                       See notes to financial statements.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2000 (UNAUDITED)

 FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                        SHARES          VALUE
 ----------------------------------------------------------------------------------------------------------
 MUTUAL FUNDS (NOTE 3) 100.5%
 CASH EQUIVALENTS 23.0%
 Franklin Institutional Fiduciary Trust Money Market Portfolio ................    6,210,238    $ 6,210,238
                                                                                                -----------
 FIXED INCOME 37.8%
 Franklin's AGE High Income Fund ..............................................    2,022,163      4,974,522
 Franklin Bond Fund ...........................................................      276,912      2,583,592
 Franklin Strategic Income Fund ...............................................      266,959      2,658,913
                                                                                                -----------
                                                                                                 10,217,027
                                                                                                -----------
 DOMESTIC EQUITY 25.4%
 Franklin Aggressive Growth Fund ..............................................      103,818      2,439,715
 Franklin Large Cap Growth Fund ...............................................       92,544      1,259,527
 Franklin Real Estate Securities Fund .........................................       57,104        729,784
 Franklin Small Cap Growth Fund ...............................................       55,806      2,437,600
                                                                                                -----------
                                                                                                  6,866,626
                                                                                                -----------
 FOREIGN EQUITY 14.3%
 Mutual European Fund .........................................................       79,223      1,368,175
 Templeton Latin America Fund .................................................      182,079      1,968,272
 Templeton Pacific Growth Fund ................................................       45,112        510,663
                                                                                                -----------
                                                                                                  3,847,110
                                                                                                -----------
 TOTAL INVESTMENTS (COST $25,026,028) 100.5% ..................................                  27,141,001
 OTHER ASSETS, LESS LIABILITIES (.5)% .........................................                    (126,164)
                                                                                                -----------
 NET ASSETS 100.0% ............................................................                 $27,014,837
                                                                                                ===========


                     See notes to financial statements.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                                                                  CLASS A
                                                     ----------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     JANUARY 31, 2000(d)             YEAR ENDED JULY 31,
                                                        (UNAUDITED)         1999(d)          1998(d)          1997(c)
                                                     ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............       $ 10.44         $ 10.77         $ 11.26         $  10.00
                                                     ----------------------------------------------------------------
Income from investment operations:
 Net investment income ............................           .30             .33             .37              .17
 Net realized and unrealized gains (losses) .......          1.84            (.17)            .01             1.13
                                                     ----------------------------------------------------------------
Total from investment operations ..................          2.14             .16             .38             1.30
                                                     ----------------------------------------------------------------
Less distributions from:
 Net investment income ............................          (.33)           (.31)           (.38)            (.04)
 Net realized gains ...............................            --            (.18)           (.49)              --
                                                     ----------------------------------------------------------------
Total distributions ...............................          (.33)           (.49)           (.87)            (.04)
                                                     ----------------------------------------------------------------
Net asset value, end of period ....................       $ 12.25         $ 10.44         $ 10.77         $  11.26
                                                     ----------------------------------------------------------------
Total return(a) ...................................         20.61%           1.74%           3.71%           13.05%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $33,927         $28,694         $23,028         $  6,498
Ratios to average net assets:
 Expenses .........................................           .76%(b)         .85%            .77%             .67%(b)
 Expenses excluding waiver and payments by affiliate          .76%(b)         .85%            .94%            1.26%(b)
 Net investment income ............................          5.50%(b)        3.23%           3.37%            2.69%(b)
Portfolio turnover rate ...........................         58.50%         202.78%         124.87%          264.78


(a) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.
(b)  Annualized.
(c)  For the period December 31, 1996 (effective date) to July 31, 1997.
(d)  Based on average shares outstanding.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONT.)

                                                                                    CLASS C
                                                       --------------------------------------------------------------
                                                       SIX MONTHS ENDED
                                                       JANUARY 31, 2000(d)               YEAR ENDED JULY 31,
                                                          (UNAUDITED)          1999(d)         1998(d)         1997(c)
                                                       --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............       $  10.31          $ 10.65         $ 11.16         $ 10.00
                                                       --------------------------------------------------------------
Income from investment operations:
 Net investment income ............................            .26              .25             .30             .07
 Net realized and unrealized gains (losses) .......           1.82             (.17)             --            1.11
                                                       --------------------------------------------------------------
Total from investment operations ..................           2.08              .08             .30            1.18
                                                       --------------------------------------------------------------
Less distributions from:
 Net investment income ............................           (.29)            (.24)           (.32)           (.02)
 Net realized gains ...............................             --             (.18)           (.49)            --
                                                       --------------------------------------------------------------
Total distributions ...............................           (.29)            (.42)           (.81)           (.02)
                                                       --------------------------------------------------------------
Net asset value, end of period ....................       $  12.10          $ 10.31         $ 10.65         $ 11.16
                                                       --------------------------------------------------------------
Total return(a) ...................................          20.16%             .88%           2.98%          11.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $ 30,489          $24,419         $19,501         $ 4,695
Ratios to average net assets:
 Expenses .........................................           1.50%(b)         1.60%           1.50%         1.50%(b)
 Expenses excluding waiver and payments by affiliate          1.50%(b)         1.60%           1.68%         2.09%(b)
 Net investment income ............................           4.68%(b)         2.51%           2.75%         1.86%(b)
Portfolio turnover rate ...........................          58.50%          202.78%         124.87%         264.78

(a) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.
(b)  Annualized.
(c)  For the period December 31, 1996 (effective date) to July 31, 1997.
(d)  Based on average shares outstanding.


                     See notes to financial statements.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2000 (UNAUDITED)

 FRANKLIN TEMPLETON MODERATE TARGET FUND                                             SHARES         VALUE
 -----------------------------------------------------------------------------------------------------------
 MUTUAL FUNDS (NOTE 3) 101.3%
 CASH EQUIVALENTS 15.4%
 Franklin Institutional Fiduciary Trust Money Market Portfolio ................     9,897,931    $ 9,897,931
                                                                                                 -----------


 FIXED INCOME 32.5%
 Franklin's AGE High Income Fund ..............................................     4,334,504     10,662,880
 Franklin Bond Fund ...........................................................       550,263      5,133,954
 Franklin Strategic Income Fund ...............................................       516,024      5,139,601
                                                                                                 -----------
                                                                                                  20,936,435
                                                                                                 -----------

 DOMESTIC EQUITY 34.9%
 Franklin Aggressive Growth Fund ..............................................       349,924      8,223,208
 Franklin Large Cap Growth Fund ...............................................      257,534       3,505,037
 Franklin Real Estate Securities Fund .........................................       195,388      2,497,059
 Franklin Small Cap Growth Fund ...............................................       188,674      8,241,265
                                                                                                 -----------
                                                                                                  22,466,569
                                                                                                 -----------

 FOREIGN EQUITY 18.5%
 Mutual European Fund .........................................................       259,279      4,477,742
 Templeton Latin American Fund ................................................       547,609      5,919,649
 Templeton Pacific Growth Fund ................................................       137,166      1,552,717
                                                                                                 -----------
                                                                                                  11,950,108
                                                                                                 -----------

 TOTAL INVESTMENTS (COST $57,886,239) 101.3% ..................................                   65,251,043
 OTHER ASSETS, LESS LIABILITIES (1.3%) ........................................                     (835,740)
                                                                                                 -----------
 NET ASSETS 100.0% ............................................................                  $64,415,303
                                                                                                 ===========


                       See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                                                                    CLASS A
                                                      -------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                      JANUARY 31, 2000(d)              YEAR ENDED JULY 31,
                                                         (UNAUDITED)          1999(d)         1998           1997(c)
                                                      -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............       $ 11.01          $ 11.16         $ 11.33         $10.00
                                                      -------------------------------------------------------------
Income from investment operations:
 Net investment income ............................           .28              .28             .33            .05
 Net realized and unrealized gains (losses) .......          2.97              .11            (.05)          1.28
                                                      -------------------------------------------------------------
Total from investment operations ..................          3.25              .39             .28           1.33
                                                      -------------------------------------------------------------
Less distributions from:
 Net investment income ............................          (.35)            (.25)           (.30)            --
 Net realized gains ...............................          (.29)            (.29)           (.15)            --
                                                      -------------------------------------------------------------
Total distributions ...............................          (.64)            (.54)           (.45)            --
                                                      -------------------------------------------------------------
Net asset value, end of period ....................       $ 13.62          $ 11.01         $ 11.16         $11.33
                                                      -------------------------------------------------------------
Total return(a) ...................................         29.74%            3.91%           2.63%         13.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $51,917          $40,839         $27,042         $9,638
Ratios to average net assets:
 Expenses .........................................           .81%(b)          .75%            .75%           .73%(b)
 Expenses excluding waiver and payments by affiliate          .83%(b)          .86%            .98%          2.19%(b)
 Net investment income ............................          4.53%(b)         2.61%           2.80%          2.65%(b)
Portfolio turnover rate ...........................          8.11%          207.65%         118.19%         65.52%

(a) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.
(b)  Annualized.
(c)  For the period December 31, 1996 (effective date) to July 31, 1997.
(d)  Based on average shares outstanding.



FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Highlights (continued)

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONT.)

                                                                                 CLASS C
                                                     -------------------------------------------------------------
                                                     SIX MONTHS ENDED
                                                     JANUARY 31, 2000(d)              YEAR ENDED JULY 31,
                                                         (UNAUDITED)         1999(d)         1998           1997(c)
                                                     -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............       $ 10.92         $ 11.08         $ 11.30         $10.00
                                                     -------------------------------------------------------------
Income from investment operations:
 Net investment income ............................           .23             .21             .24            .04
 Net realized and unrealized gains (losses) .......          2.97             .10            (.05)          1.26
                                                     -------------------------------------------------------------
Total from investment operations ..................          3.20             .31             .19           1.30
                                                     -------------------------------------------------------------
Less distributions from:
 Net investment income ............................          (.26)           (.18)           (.26)            --
 Net realized gains ...............................          (.29)           (.29)           (.15)            --
                                                     -------------------------------------------------------------
Total distributions ...............................          (.55)           (.47)           (.41)            --
                                                     -------------------------------------------------------------
Net asset value, end of period ....................       $ 13.57         $ 10.92         $ 11.08         $11.30
                                                     -------------------------------------------------------------
Total return(a) ...................................         29.40%           3.12%           1.84%         13.00%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $29,070         $21,902         $20,752         $4,733
Ratios to average net assets:
 Expenses .........................................          1.56%(b)        1.50%           1.50%          1.49%(b)
 Expenses excluding waiver and payments by affiliate         1.58%(b)        1.61%           1.73%          2.95%(b)
 Net investment income ............................          3.77%(b)        2.00%           1.97%          1.89%(b)
Portfolio turnover rate ...........................          8.11%         207.65%         118.19%         65.52%


(a) Total return does not reflect sales commission or the contingent deferred sales charge, and is not annualized for periods less than one year.
(b)  Annualized.
(c)  For the period December 31, 1996 (effective date) to July 31, 1997.
(d)  Based on average shares outstanding.


                       See notes to financial statements.
FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS, JANUARY 31, 2000 (UNAUDITED)

 FRANKLIN TEMPLETON GROWTH TARGET FUND                                                SHARES         VALUE
 ------------------------------------------------------------------------------------------------------------
 MUTUAL FUNDS (NOTE 3) 100.9%
 CASH EQUIVALENTS 9.5%
 Franklin Institutional Fiduciary Trust Money Market Portfolio ................     7,653,855     $ 7,653,855
                                                                                                  -----------
 FIXED INCOME 11.8%
 Franklin's AGE High Income Fund ..............................................     1,828,758       4,498,747
 Franklin Bond Fund ...........................................................       271,300       2,531,225
 Franklin Strategic Income Fund ...............................................       257,592       2,565,618
                                                                                                  -----------
                                                                                                    9,595,590
                                                                                                  -----------

 DOMESTIC EQUITY 55.8%
 Franklin Aggressive Growth Fund ..............................................       678,278      15,939,553
 Franklin Large Cap Growth Fund ...............................................       512,605       6,976,554
 Franklin Real Estate Securities Fund .........................................       551,292       7,045,515
 Franklin Small Cap Growth Fund ...............................................       347,704      15,187,729
                                                                                                  -----------
                                                                                                   45,149,351
                                                                                                  -----------

 FOREIGN EQUITY 23.8%
 Mutual European Fund .........................................................       421,563       7,280,398
 Templeton Latin America Fund .................................................       882,660       9,541,562
 Templeton Pacific Growth Fund ................................................       217,548       2,462,653
                                                                                                  -----------
                                                                                                   19,284,613
                                                                                                  -----------

 TOTAL INVESTMENTS (COST $66,881,034) 100.9% ..................................                    81,683,409
 OTHER ASSETS, LESS LIABILITIES (.9)% .........................................                      (696,770)
                                                                                                  -----------
 NET ASSETS 100.0% ............................................................                   $80,986,639
                                                                                                  ===========


                    See notes to financial statements.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2000 (UNAUDITED)

                                                           FRANKLIN TEMPLETON   FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                                              CONSERVATIVE            MODERATE            GROWTH
                                                               TARGET FUND          TARGET FUND         TARGET FUND
                                                           -------------------------------------------------------------
Assets:
 Investments in securities:
  Cost .................................................       $25,026,028         $57,886,239          $66,881,034
                                                           =============================================================
  Value ................................................        27,141,001          65,251,043           81,683,409
 Receivables:
  Capital shares sold ..................................            55,243             251,872              464,189
  Dividends and interest ...............................            15,661              33,241               15,343
 Organization costs ....................................            26,195              26,195               26,195
 Other assets ..........................................            14,666                  --                   --
                                                           -------------------------------------------------------------
      Total assets .....................................        27,252,766          65,562,351           82,189,136
                                                           -------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ......................            15,661              31,120               15,343
  Capital shares redeemed ..............................           176,907             996,233            1,013,224
  Affiliates ...........................................            34,184              75,476              128,741
  Shareholders .........................................            11,177              36,334               41,073
 Other liabilities .....................................               --                7,885                4,116
                                                           -------------------------------------------------------------
      Total liabilities ................................           237,929           1,147,048            1,202,497
                                                           -------------------------------------------------------------
       Net assets, at value ............................       $27,014,837         $64,415,303          $80,986,639
                                                           =============================================================
Net assets consist of:
 Undistributed net investment income ...................        $   90,905          $  149,928           $   42,772
 Net unrealized appreciation ...........................         2,114,973           7,364,804           14,802,375
 Accumulated net realized gain .........................           297,080             777,279              816,895
 Capital shares ........................................        24,511,879          56,123,292           65,324,597
                                                           -------------------------------------------------------------
       Net assets, at value ............................       $27,014,837         $64,415,303          $80,986,639
                                                           =============================================================

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JANUARY 31, 2000 (UNAUDITED)

                                                                          FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                                              CONSERVATIVE         MODERATE               GROWTH
                                                                               TARGET FUND        TARGET FUND          TARGET FUND
                                                                          ----------------------------------------------------------
CLASS A:
 Net assets, at value ................................................      $   15,737,145      $   33,926,588      $   51,916,631
                                                                          ==========================================================
 Shares outstanding ..................................................           1,320,333           2,770,626           3,810,783
                                                                          ==========================================================
 Net asset value per share* ..........................................      $        11.92      $        12.25      $        13.62
                                                                          ==========================================================
 Maximum offering price per share (net asset value per share / 94.25%)      $        12.65      $        13.00      $        14.45
                                                                          ==========================================================
CLASS C:
 Net assets, at value ................................................      $   11,277,692      $   30,488,715      $   29,070,008
                                                                          ==========================================================
 Shares outstanding ..................................................             953,224           2,520,678           2,142,246
                                                                          ==========================================================
Net asset value per share* ...........................................      $        11.83      $        12.10      $        13.57
                                                                          ==========================================================
 Maximum offering price per share (net asset value per share / 99.00%)      $        11.95      $        12.22      $        13.71
                                                                          ==========================================================


* Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                  See notes to financial statements.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)

                                                            FRANKLIN TEMPLETON   FRANKLIN TEMPLETON    FRANKLIN TEMPLETON
                                                               CONSERVATIVE           MODERATE                GROWTH
                                                                TARGET FUND         TARGET FUND           TARGET FUND
                                                            -------------------------------------------------------------
 Investment income:
 Dividends ..............................................        $ 839,923         $ 1,773,289           $ 1,871,767
 Interest                                                            2,144               4,610                 5,576
                                                            -------------------------------------------------------------
      Total investment income ...........................          842,067           1,777,899             1,877,343
                                                            -------------------------------------------------------------
 Expenses:
 Asset Allocation fees (Note 3) .........................           23,694              62,136                82,182
 Distribution fees (Note 3):
  Class A ...............................................           19,204              39,643                57,920
  Class C ...............................................           54,744             128,872               121,582
 Transfer agent fees (Note 3) ...........................           14,264              35,283                74,010
 Reports to shareholders ................................            2,998              13,901                 9,290
 Registration and filing fees ...........................           14,975              18,683                22,018
 Professional fees ......................................            2,429               4,334                 6,204
 Trustees' fees and expenses ............................              521                 769                 1,021
 Amortization of organization costs .....................            6,833               6,833                 6,833
 Other ..................................................            2,249               1,192                 1,080
                                                            -------------------------------------------------------------
      Total expenses ....................................          141,911             311,646               382,140
      Expenses waived/paid by affiliate (Note 3) ........           (1,534)                 --                (5,835)
                                                            -------------------------------------------------------------
       Net expenses .....................................          140,377             311,646               376,305
                                                            -------------------------------------------------------------
        Net investment income ...........................          701,690           1,466,253             1,501,038
                                                            -------------------------------------------------------------
Realized and unrealized gains:
 Net realized gain from:
  Investments ...........................................          592,478           1,562,494             1,965,915
  Distributions by underlying funds .....................           74,735             237,829               404,191
                                                            -------------------------------------------------------------
      Net realized gain .................................          667,213           1,800,323             2,370,106
 Net unrealized appreciation on investments .............        2,287,506           7,381,043            14,782,526
                                                            -------------------------------------------------------------
 Net realized and unrealized gain ........................       2,954,719           9,181,366            17,152,632
                                                            =============================================================
 Net increase in net assets resulting from operations ....      $3,656,409         $10,647,619           $18,653,670
                                                            =============================================================


                     See notes to financial statements.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2000 (UNAUDITED)
AND THE YEAR ENDED JULY 31, 1999


                                                   FRANKLIN TEMPLETON                   FRANKLIN TEMPLETON
                                               CONSERVATIVE TARGET FUND                MODERATE TARGET FUND
                                        -------------------------------------------------------------------------
                                            SIX MONTHS              YEAR           SIX MONTHS             YEAR
                                               ENDED               ENDED              ENDED              ENDED
                                        JANUARY 31, 2000      JULY 31, 1999    JANUARY 31, 2000     JULY 31, 1999
                                        -------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............   $    701,690        $    898,863       $  1,466,253       $  1,445,031
  Net realized gain (loss) from
   investments and distributions
   by underlying funds ................        667,213              (8,545)         1,800,323           (540,884)
  Net unrealized appreciation on
   investments ........................      2,287,506              44,250          7,381,043            431,844
                                        -------------------------------------------------------------------------
      Net increase in
       net assets resulting
       from operations ................      3,656,409             934,568         10,647,619          1,335,991
 Distributions to shareholders from:
  Net investment income:
   Class A ............................       (460,408)           (525,036)          (936,402)          (799,593)
   Class C ............................       (286,685)           (370,036)          (647,485)          (563,370)
  Net realized gains:
   Class A ............................        (79,616)           (252,162)              --             (450,558)
   Class C ............................        (58,278)           (226,618)              --             (436,761)
                                        -------------------------------------------------------------------------
 Total distributions to
  shareholders ........................       (884,987)          (1,373,852)       (1,583,887)        (2,250,282)
 Capital share transactions:
  (Note 2)
   Class A ............................       (740,542)          3,440,101            164,623          6,174,105
   Class C ............................       (477,136)            605,215          2,074,256          5,323,233
                                        -------------------------------------------------------------------------
 Total capital share transactions .....     (1,217,678)          4,045,316          2,238,879         11,497,338
      Net increase in
       net assets .....................      1,553,744           3,606,032         11,302,611         10,583,047
Net assets
 Beginning of period ..................     25,461,093          21,855,061         53,112,692         42,529,645
                                        -------------------------------------------------------------------------
 End of period ........................   $ 27,014,837        $ 25,461,093       $ 64,415,303       $ 53,112,692
                                        =========================================================================
 Undistributed net investment
  income included in net assets:
  End of period .......................   $     90,905        $    136,308       $    149,928       $    267,562
                                        =========================================================================

                                                 FRANKLIN TEMPLETON
                                                 GROWTH TARGET FUND
                                        ------------------------------------
                                             SIX MONTHS             YEAR
                                               ENDED               ENDED
                                        JANUARY 31, 2000      JULY 31, 1999
                                        ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............   $  1,501,038       $  1,348,425
  Net realized gain (loss) from
   investments and distributions
   by underlying funds ................      2,370,106            973,605
  Net unrealized appreciation on
   investments ........................     14,782,526            897,958
                                        ------------------------------------
      Net increase in
       net assets resulting
       from operations ................     18,653,670          3,219,988
 Distributions to shareholders from:
  Net investment income:
   Class A ............................     (1,294,287)          (755,529)
   Class C ............................       (517,149)          (393,545)
  Net realized gains:
   Class A ............................     (1,063,578)          (925,041)
   Class C ............................       (572,047)          (649,542)
                                        ------------------------------------
 Total distributions to
  shareholders ........................     (3,447,061)        (2,723,657)
 Capital share transactions:
  (Note 2)
   Class A ............................      1,105,485         13,186,278
   Class C ............................      1,934,148          1,263,611
                                        ------------------------------------
 Total capital share transactions .....      3,039,633         14,449,889
      Net increase in
       net assets .....................     18,246,242         14,946,220
Net assets
 Beginning of period ..................     62,740,397         47,794,177
                                        ------------------------------------
 End of period ........................   $ 80,986,639       $ 62,740,397
                                        ====================================
 Undistributed net investment
  income included in net assets:
  End of period .......................   $     42,772       $    353,170
                                        ====================================


                      See notes to financial statements.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of three series (the Funds). The Funds' investment objectives are to seek the highest level of long-term total return that is consistent with an acceptable level of risk. The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION

Investments in open-end investment companies (individually, an "Underlying Fund" and collectively, the "Underlying Funds") are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

b. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Distributions received by the Funds from the Underlying Funds may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ORGANIZATION COSTS

Organization costs are amortized on a straight line basis over five years.

e. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

The Funds offer two classes of shares: Class A and Class C. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege.

At January 31, 2000, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                              FRANKLIN TEMPLETON                    FRANKLIN TEMPLETON
                                                                 CONSERVATIVE                            MODERATE
                                                                 TARGET FUND                           TARGET FUND
                                                         ------------------------------------------------------------------
                                                           SHARES            AMOUNT              SHARES            AMOUNT
                                                         ------------------------------------------------------------------
CLASS A SHARES:
Six months ended January 31, 2000
 Shares sold .........................................    252,453       $  2,819,471            649,510       $  7,245,553
 Shares issued in reinvestment of distributions ......     45,832            530,285             79,261            926,380
 Shares redeemed .....................................   (362,196)        (4,090,298)          (706,063)        (8,007,310)
                                                         ------------------------------------------------------------------
 Net increase (decrease) .............................    (63,911)      $   (740,542)            22,708       $    164,623
                                                         ==================================================================
Year ended July 31, 1999
 Shares sold .........................................    871,382       $  9,271,452          2,105,635       $ 21,553,554
 Shares issued in reinvestment of distributions ......     73,079            761,582            123,960          1,240,968
 Shares redeemed .....................................   (618,028)        (6,592,933)        (1,619,191)       (16,620,417)
                                                         ------------------------------------------------------------------
 Net increase ........................................    326,433       $  3,440,101            610,404       $  6,174,105
                                                         ==================================================================
CLASS C SHARES:
Six months ended January 31, 2000
 Shares sold .........................................    125,946       $  1,415,057            505,645       $  5,893,501
 Shares issued in reinvestment of distributions ......     27,045            311,856             51,837            601,437
 Shares redeemed .....................................   (196,394)        (2,204,049)          (405,021)        (4,420,682)
                                                         ------------------------------------------------------------------
 Net increase (decrease) .............................    (43,403)      $   (477,136)           152,461       $  2,074,256
                                                         ==================================================================
Year ended July 31, 1999
 Shares sold .........................................    494,936       $  5,208,996          1,271,888       $ 12,802,752
 Shares issued in reinvestment of distributions ......     52,583            543,981             95,432            943,487
 Shares redeemed .....................................   (486,242)        (5,147,762)          (830,060)        (8,423,006)
                                                         ------------------------------------------------------------------
 Net increase ........................................     61,277       $    605,215            537,260       $  5,323,233
                                                         ==================================================================

                                                              FRANKLIN TEMPLETON
                                                                    GROWTH
                                                                  TARGET FUND
                                                         -----------------------------
                                                            SHARES            AMOUNT
                                                         -----------------------------
CLASS A SHARES:
Six months ended January 31, 2000
 Shares sold .........................................    1,215,069       $ 14,823,146
 Shares issued in reinvestment of distributions ......      178,294          2,331,733
 Shares redeemed .....................................   (1,293,224)       (16,049,394)
                                                         -----------------------------
 Net increase (decrease) .............................      100,139       $  1,105,485
                                                         =============================
Year ended July 31, 1999
 Shares sold .........................................    2,724,621       $ 28,554,315
 Shares issued in reinvestment of distributions ......      163,538          1,659,277
 Shares redeemed .....................................   (1,599,968)       (17,027,314)
                                                         -----------------------------
 Net increase ........................................    1,288,191       $ 13,186,278
                                                         =============================
CLASS C SHARES:
Six months ended January 31, 2000
 Shares sold .........................................      369,127       $  4,569,455
 Shares issued in reinvestment of distributions ......       79,139          1,051,298
 Shares redeemed .....................................     (311,005)        (3,686,605)
                                                         -----------------------------
 Net increase (decrease) .............................      137,261       $  1,934,148
                                                         =============================
Year ended July 31, 1999
 Shares sold .........................................      999,720       $ 10,409,420
 Shares issued in reinvestment of distributions ......       98,719            999,891
 Shares redeemed .....................................     (965,758)       (10,145,700)
                                                         -----------------------------
 Net increase ........................................      132,681       $  1,263,611
                                                         =============================


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited) (continued)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

        ENTITY                                                                  AFFILIATION
        ------------------------------------------------------------------------------------------------------------
        Franklin Advisers, Inc. (Advisers)                                      Investment manager
        Franklin Templeton Services, Inc. (FT Services)                         Administrative manager
        Franklin/Templeton Investor Services, Inc. (Investor Services)          Transfer agent
        Franklin/Templeton Distributors, Inc. (Distributors)                    Principal underwriter
        The Underlying Funds                                                    The funds in which the Trust invests

The Funds invest primarily in the Underlying Funds which are managed by Advisers.

The Funds pay an asset allocation fee to Advisers of .25% per year of the average daily net assets of each Fund.

Pursuant to a SEC exemptive order, asset allocation fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

Advisers agreed in advance to waive asset allocation fees for the Conservative Target Fund and the Growth Target Fund, as noted in the Statement of Operations.

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

The Funds reimburse Distributors up to .25% and 1.00% per year of the average daily net assets of Class A and Class C, respectively, for costs incurred in marketing the Funds' shares.

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the period as follows:

                                                                    FRANKLIN        FRANKLIN          FRANKLIN
                                                                   TEMPLETON       TEMPLETON          TEMPLETON
                                                                 CONSERVATIVE       MODERATE           GROWTH
                                                                  TARGET FUND      TARGET FUND       TARGET FUND
                                                                 -----------------------------------------------
Net commissions paid ..........................................     $21,012          $58,726           $72,846
Contingent deferred sales charges .............................     $ 5,532          $ 9,248           $ 5,368

The Funds paid transfer agent fees of $123,557 of which $83,353 was paid to Investors Services.

Included in professional fees are legal fees of $3,159 that were paid to a law firm in which a partner is an officer of the Fund.


FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
Notes to Financial Statements (unaudited) (continued)

4. INCOME TAXES

At January 31, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes was as follows:

                                  FRANKLIN            FRANKLIN           FRANKLIN
                                  TEMPLETON           TEMPLETON          TEMPLETON
                                 CONSERVATIVE          MODERATE           GROWTH
                                 TARGET FUND         TARGET FUND        TARGET FUND
                                 --------------------------------------------------
Investments at cost ..........   $ 25,165,429       $ 58,194,189       $ 67,311,573
                                 ==================================================
Unrealized appreciation ......      2,872,924          9,107,395         16,513,339
Unrealized depreciation ......       (897,352)        (2,050,541)        (2,141,503)
                                 --------------------------------------------------
Net unrealized appreciation ..   $  1,975,572       $  7,056,854       $ 14,371,836
                                 ==================================================

Net realized capital gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

At July 31, 1999, the Conservative Target Fund and the Moderate Target Fund had tax basis capital losses of $192,145 and $218,464, respectively, which may be carried over to offset future capital gains. Such losses expire in 2007.

At July 31, 1999, the Moderate Target Fund had deferred capital losses occurring subsequent to October 31, 1998 of $219,576. For tax purposes, such losses will be reflected in the year ending July 31, 2000.


5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short-term securities) for the period ended January 31, 2000, were as follows:

                FRANKLIN          FRANKLIN        FRANKLIN
                TEMPLETON        TEMPLETON        TEMPLETON
               CONSERVATIVE       MODERATE         GROWTH
               TARGET FUND      TARGET FUND      TARGET FUND
               ---------------------------------------------
Purchases ...  $10,811,091      $29,908,656      $37,676,865
Sales .......  $13,147,356      $31,524,775      $39,514,891